Summary of significant accounting policies - Recent adopted changes in accouting principle and Recent accounting pronouncements (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019
Summary of significant accounting policies
Lease liabilities	$ 29.3
Right-of-use assets	$ 27.4
ASU 2016-02
Summary of significant accounting policies
Lease liabilities		$ 36.8
Right-of-use assets		$ 34.4